Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Total	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Aug. 31, 2017			719,064
Balance, amount at Aug. 31, 2017	$ 5,615,000			$ 15,016,000
Net Income (Loss)	(16,823,000)
Warrants exercised for cash, amount	75,000			75,000
Common stock issued for services rendered, amount	163,000		$ 163,000
Warrants exercised for cash, shares			938
Common stock issued for services rendered, shares			1,293
Net Income (Loss)	$ (16,823,000)
Balance, shares at Aug. 31, 2018			721,295
Balance, amount at Aug. 31, 2018	$ (7,755,000)			$ 18,468,000	$ (26,223,000)
Net Income (Loss)	(2,246,000)
Common shares issued upon conversion of convertible notes and interestk, amount	1,645,000			1,645,000
Stock-based compensation expense 10Q	77,000			77,000
Common shares issued upon conversion of convertible notes and interest, shares			16,624
Warrants exercised for cash, amount	660,000			660,000
Common stock issued for services rendered, amount	113,000			113,000
Warrants exercised for cash, shares			6,688
Common stock issued for services rendered, shares			966
Net Income (Loss)	$ (2,246,000)				$ (2,246,000)
Balance, shares at Nov. 30, 2018			745,573
Balance, amount at Nov. 30, 2018	$ (7,506,000)			$ 20,963,000	$ (28,469,000)
Balance, shares at Aug. 31, 2018			721,295
Balance, amount at Aug. 31, 2018	$ (7,755,000)			$ 18,468,000	$ (26,223,000)
Net Income (Loss)	(18,700,000)
Common shares issued upon conversion of convertible notes and interest, shares			105,776
Warrants exercised for cash, amount	660,000			660,000
Common stock issued for services rendered, amount	$ 263,000			$ 263,000
Warrants exercised for cash, shares			6,688
Common stock issued for services rendered, shares			4,985
Net Income (Loss)	$ (18,727,000)
Balance, shares at Aug. 31, 2019			907,047
Balance, amount at Aug. 31, 2019	$ (12,770,000)	$ (325,000)		$ 32,505,000	$ (44,950,000)
Net Income (Loss)	(2,556,000)
Stock-based compensation expense 10Q	114,000			114,000
Net Income (Loss)	$ (2,556,000)				$ (2,556,000)
Balance, shares at Nov. 30, 2019			907,047
Balance, amount at Nov. 30, 2019	$ (15,212,000)	$ (325,000)		$ 32,619,000	$ (47,506,000)